Deposits (Interest Expense on Deposits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Deposits [Abstract]
Interest Expense, Demand Deposit Accounts	$ 166	$ 184
Interest Expense, Savings Deposits	106	136
Interest Expense, Time Deposits	1,200	1,592
Deposits	$ 1,472	$ 1,912